Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities:
Net income	$ 126	$ 172	$ 1,118	$ 663
Depreciation and amortization	62	84	31	17
Interest expense	16	22	22	17
Interest on lease liability	2	3
Interest income	(4)	(6)	(3)
Gain on disposal of property and equipment				(27)
Change in working capital:
Accounts receivable	1	1	(1)
Deposits, prepayments and other receivables	(63)	(85)	(127)	(5)
Accounts payable and accrued liabilities	57	77	203	436
Income tax payable	(136)	(186)	53	136
Net cash provided by (used in) operating activities	61	82	1,296	1,237
Cash flows from investing activities:
Accounts receivable				415
Deposits, prepayments and other receivables	4	6	3
Purchase of property and equipment	(24)	(33)	(611)	(19)
Purchase of intangible asset	(43)	(59)
Net cash provided by (used in) investing activities	(63)	(86)	(608)	396
Cash flows from financing activities:
Proceeds of bank borrowings			420
Dividends paid	(220)	(300)
Amount due from (to) director	827	1,129	(670)	(938)
Payment of transaction cost in connection to the issuance of shares	(845)	(1,154)
Repayment of bank borrowings	(82)	(112)	(105)	(424)
Interest paid	(16)	(22)	(22)	(17)
Principal payment of lease liabilities	(26)	(35)
Payment of interest on lease liabilities	(2)	(3)
Net cash used in financing activities	(364)	(497)	(377)	(1,379)
Net change in cash and cash equivalents	(366)	(501)	311	254
BEGINNING OF YEAR	596	815	504	250
END OF YEAR	230			504
END OF YEAR	230	314	815	504
Supplemental Cash Flow Information:
Cash paid for income tax	(135)	(185)	(65)
Cash paid for interest	(18)	(25)	(22)	(17)
Supplemental Disclosure of Non-Cash Financing Activities:
Payment of dividends			(1,236)	(1,449)
Repayment of amount due from director			$ 1,236	$ 1,449